Northern Lights Fund Trust III

ACM Dynamic Opportunity Fund

ACM Tactical Income Fund

Incorporated herein by reference is the definitive version of the Prospectus for ACM Dynamic Opportunity Fund and ACM Tactical Income Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 10, 2021, (SEC Accession 0001580642-21-002309 ).